Related parties - Summary of Related Parties of Officers Fund (Detail) - Officers’ fund - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Personnel current liabilities	$ 0	$ 912
Personnel non-current liabilities	0	350
Personnel liabilities	$ 0	$ 1,262